Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	VANGUARD INTERNATIONAL EQUITY INDEX FUNDS
Prospectus Date	rr_ProspectusDate	Feb. 27, 2024
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	Prospectus and Summary Prospectus Text Changes for Vanguard FTSE Europe ETFAnnual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)Management Fees0.0512b-1 Distribution FeeNoneOther Expenses0.01Total Annual Fund Operating Expenses0.061The expense information shown in the table has been restated to reflect current fees.ExampleThe following example is intended to help you compare the cost of investing in the Fund’s ETF Shares with the cost of investing in other funds. It illustrates the hypothetical expenses that you would incur over various periods if you were to invest $10,000 in the Fund’s shares. This example assumes that the shares provide a return of 5% each year and that total annual fund operating expenses remain as stated in the preceding table. You would incur these hypothetical expenses whether or not you were to sell your shares at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:1 Year3 Years5 Years10 Years$6$19$34$77This example does not include the brokerage commissions that you may pay to buy and sell ETF Shares of the Fund.Prospectus and Summary Prospectus Text Changes for Vanguard FTSE Pacific ETFAnnual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)Management Fees0.0512b-1 Distribution FeeNoneOther Expenses0.02Total Annual Fund Operating Expenses0.071The expense information shown in the table has been restated to reflect current fees.ExampleThe following example is intended to help you compare the cost of investing in the Fund’s ETF Shares with the cost of investing in other funds. It illustrates the hypothetical expenses that you would incur over various periods if you were to invest $10,000 in the Fund’s shares. This example assumes that the shares provide a return of 5% each year and that total annual fund operating expenses remain as stated in the preceding table. You would incur these hypothetical expenses whether or not you were to sell your shares at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:1 Year3 Years5 Years10 Years$7$23$40$90This example does not include the brokerage commissions that you may pay to buy and sell ETF Shares of the Fund.Prospectus and Summary Prospectus Text Changes for Vanguard FTSE Emerging Markets ETFAnnual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)Management Fees0.0412b-1 Distribution FeeNoneOther Expenses0.03Total Annual Fund Operating Expenses0.071The expense information shown in the table has been restated to reflect current fees.ExampleThe following example is intended to help you compare the cost of investing in the Fund’s ETF Shares with the cost of investing in other funds. It illustrates the hypothetical expenses that you would incur over various periods if you were to invest $10,000 in the Fund’s shares. This example assumes that the shares provide a return of 5% each year and that total annual fund operating expenses remain as stated in the preceding table. You would incur these hypothetical expenses whether or not you were to sell your shares at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:1 Year3 Years5 Years10 Years$7$23$40$90This example does not include the brokerage commissions that you may pay to buy and sell ETF Shares of the Fund.Prospectus and Summary Prospectus Text Changes for Vanguard European Stock Index FundAnnual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)Institutional SharesInstitutional Plus SharesManagement Fees0.050.04%12b-1 Distribution FeeNoneNoneOther Expenses0.010.01%Total Annual Fund Operating Expenses0.060.05%1The expense information shown in the table has been restated to reflect current fees.ExamplesThe following examples are intended to help you compare the cost of investing in the Fund’s Institutional Shares or Institutional Plus Shares with the cost of investing in other mutual funds. They illustrate the hypothetical expenses that you would incur over various periods if you were to invest $10,000 in the Fund’s shares. These examples assume that the shares provide a return of 5% each year and that total annual fund operating expenses remain as stated in the preceding table. You would incur these hypothetical expenses whether or not you were to redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:1 Year3 Years5 Years10 YearsInstitutional Shares$6$19$34$77Institutional Plus Shares$5$16$28$64Prospectus and Summary Prospectus Text Changes for Vanguard Pacific Stock Index FundAnnual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)Management Fees0.0512b-1 Distribution FeeNoneOther Expenses0.02Total Annual Fund Operating Expenses0.071The expense information shown in the table has been restated to reflect current fees.ExampleThe following example is intended to help you compare the cost of investing in the Fund’s Institutional Shares with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you were to invest $10,000 in the Fund’s shares. This example assumes that the shares provide a return of 5% each year and that total annual fund operating expenses remain as stated in the preceding table. You would incur these hypothetical expenses whether or not you were to redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:1 Year3 Years5 Years10 Years$7$23$40$90Prospectus and Summary Prospectus Text Changes for Vanguard Emerging Markets Stock Index FundAnnual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)Institutional SharesInstitutional Plus SharesManagement Fees0.060.04%12b-1 Distribution FeeNoneNoneOther Expenses0.030.03%Total Annual Fund Operating Expenses0.090.07%1The expense information shown in the table has been restated to reflect current fees.ExamplesThe following examples are intended to help you compare the cost of investing in the Fund’s Institutional Shares or Institutional Plus Shares with the cost of investing in other mutual funds. They illustrate the hypothetical expenses that you would incur over various periods if you were to invest $10,000 in the Fund’s shares. These examples assume that the shares provide a return of 5% each year and that total annual fund operating expenses remain as stated in the preceding table. You would incur these hypothetical expenses whether or not you were to redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:1 Year3 Years5 Years10 YearsInstitutional Shares$9$29$51$115Institutional Plus Shares$7$23$40$90Prospectus and Summary Prospectus Text Changes for Vanguard European Stock Index FundAnnual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)Management Fees0.0712b-1 Distribution FeeNoneOther Expenses0.01Total Annual Fund Operating Expenses0.081The expense information shown in the table has been restated to reflect current fees.ExampleThe following example is intended to help you compare the cost of investing in the Fund’s Admiral Shares with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you were to invest $10,000 in the Fund’s shares. This example assumes that the shares provide a return of 5% each year and that total annual fund operating expenses remain as stated in the preceding table. You would incur these hypothetical expenses whether or not you were to to redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:1 Year3 Years5 Years10 Years$8$26$45$103Prospectus and Summary Prospectus Text Changes for Vanguard Pacific Stock Index FundAnnual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)Management Fees0.0812b-1 Distribution FeeNoneOther Expenses0.01Total Annual Fund Operating Expenses0.091The expense information shown in the table has been restated to reflect current fees.ExampleThe following example is intended to help you compare the cost of investing in the Fund’s Admiral Shares with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you were to invest $10,000 in the Fund’s shares. This example assumes that the shares provide a return of 5% each year and that total annual fund operating expenses remain as stated in the preceding table. You would incur these hypothetical expenses whether or not you were to to redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:1 Year3 Years5 Years10 Years$9$29$51$115Prospectus and Summary Prospectus Text Changes for Vanguard Vanguard Emerging Markets Stock Index FundAnnual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)Management Fees0.1012b-1 Distribution FeeNoneOther Expenses0.03Total Annual Fund Operating Expenses0.131The expense information shown in the table has been restated to reflect current fees.ExampleThe following example is intended to help you compare the cost of investing in the Fund’s Admiral Shares with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you were to invest $10,000 in the Fund’s shares. This example assumes that the shares provide a return of 5% each year and that total annual fund operating expenses remain as stated in the preceding table. You would incur these hypothetical expenses whether or not you were to to redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:1 Year3 Years5 Years10 Years$13$42$73$166Vanguard FTSE All-World ex-US ETFSupplement to the Prospectus and Summary Prospectus Dated February 27, 2024As approved by the Fund’s Board of Trustees, Vanguard FTSE All-World ex-US ETF (the Fund) has reduced its expense ratio. Effective February 3, 2025, the Annual Fund Operating Expenses table and the hypothetical expenses example for the Fund are hereby deleted and replaced with the following:Prospectus and Summary Prospectus Text Changes for Vanguard FTSE All-World ex-US ETFAnnual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)Management Fees0.0212b-1 Distribution FeeNoneOther Expenses0.02Total Annual Fund Operating Expenses0.041The expense information shown in the table has been restated to reflect current fees.ExampleThe following example is intended to help you compare the cost of investing in the Fund’s ETF Shares with the cost of investing in other funds. It illustrates the hypothetical expenses that you would incur over various periods if you were to invest $10,000 in the Fund’s shares. This example assumes that the shares provide a return of 5% each year and that total annual fund operating expenses remain as stated in the preceding table. You would incur these hypothetical expenses whether or not you were to sell your shares at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:1 Year3 Years5 Years10 Years$4$13$23$51© 2025 The Vanguard Group, Inc. All rights reserved.Vanguard Marketing Corporation, Distributor.PS 991A 022025Vanguard FTSE All-World ex-US Index FundSupplement to the Prospectus and Summary Prospectus Dated February 27, 2024As approved by the Fund’s Board of Trustees, Vanguard FTSE All-World ex-US Index Fund (the Fund) has reduced its expense ratio. Effective February 3, 2025, the Annual Fund Operating Expenses table and the hypothetical expenses example for the Fund are hereby deleted and replaced with the following:Prospectus and Summary Prospectus Text Changes for Vanguard FTSE All-World ex-US Index FundAnnual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)Management Fees0.0612b-1 Distribution FeeNoneOther Expenses0.02Total Annual Fund Operating Expenses0.081The expense information shown in the table has been restated to reflect current fees.ExampleThe following example is intended to help you compare the cost of investing in the Fund’s Admiral Shares with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you were to invest $10,000 in the Fund’s shares. This example assumes that the shares provide a return of 5% each year and that total annual fund operating expenses remain as stated in the preceding table. You would incur these hypothetical expenses whether or not you were to redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:1 Year3 Years5 Years10 Years$8$26$45$103© 2025 The Vanguard Group, Inc. All rights reserved.Vanguard Marketing Corporation, Distributor.PS 770A 022025Vanguard FTSE All-World ex-US Index FundSupplement to the Prospectus and Summary Prospectus Dated February 27, 2024As approved by the Fund’s Board of Trustees, Vanguard FTSE All-World ex-US Index Fund (the Fund) has reduced its expense ratios. Effective February 3, 2025, the Annual Fund Operating Expenses table and the hypothetical expenses examples for the Fund are hereby deleted and replaced with the following:Prospectus and Summary Prospectus Text Changes for Vanguard FTSE All-World ex-US Index FundAnnual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)Institutional SharesInstitutional Plus SharesManagement Fees0.040.02%12b-1 Distribution FeeNoneNoneOther Expenses0.010.01%Total Annual Fund Operating Expenses0.050.03%1The expense information shown in the table has been restated to reflect current fees.ExamplesThe following examples are intended to help you compare the cost of investing in the Fund’s Institutional Shares or Institutional Plus Shares with the cost of investing in other mutual funds. They illustrate the hypothetical expenses that you would incur over various periods if you were to invest $10,000 in the Fund’s shares. These examples assume that the shares provide a return of 5% each year and that total annual fund operating expenses remain as stated in the preceding table. You would incur these hypothetical expenses whether or not you were to redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:1 Year3 Years5 Years10 YearsInstitutional Shares$5$16$28$64Institutional Plus Shares$3$10$17$39© 2025 The Vanguard Group, Inc. All rights reserved.Vanguard Marketing Corporation, Distributor.PSI 881A 022025Vanguard Total World Stock ETFSupplement to the Prospectus and Summary Prospectus Dated February 27, 2024As approved by the Fund’s Board of Trustees, Vanguard Total World Stock ETF (the Fund) has reduced its expense ratio. Effective February 3, 2025, the Annual Fund Operating Expenses table and the hypothetical expenses example for the Fund are hereby deleted and replaced with the following:Prospectus and Summary Prospectus Text Changes for Vanguard Total World Stock ETFAnnual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)Management Fees0.0512b-1 Distribution FeeNoneOther Expenses0.01Total Annual Fund Operating Expenses0.061The expense information shown in the table has been restated to reflect current fees.ExampleThe following example is intended to help you compare the cost of investing in the Fund’s ETF Shares with the cost of investing in other funds. It illustrates the hypothetical expenses that you would incur over various periods if you were to invest $10,000 in the Fund’s shares. This example assumes that the shares provide a return of 5% each year and that total annual fund operating expenses remain as stated in the preceding table. You would incur these hypothetical expenses whether or not you were to sell your shares at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:1 Year3 Years5 Years10 Years$6$19$34$77This example does not include the brokerage commissions that you may pay to buy and sell ETF Shares of the Fund.© 2025 The Vanguard Group, Inc. All rights reserved.Vanguard Marketing Corporation, Distributor.PS 3141A 022025Vanguard Total World Stock Index FundSupplement to the Prospectus and Summary Prospectus Dated February 27, 2024As approved by the Fund’s Board of Trustees, Vanguard Total World Stock Index Fund (the Fund) has reduced its expense ratio. Effective February 3, 2025, the Annual Fund Operating Expenses table and the hypothetical expenses example for the Fund are hereby deleted and replaced with the following:Prospectus and Summary Prospectus Text Changes for Vanguard Total World Stock Index FundAnnual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)Management Fees0.0812b-1 Distribution FeeNoneOther Expenses0.01Total Annual Fund Operating Expenses0.091The expense information shown in the table has been restated to reflect current fees.ExampleThe following example is intended to help you compare the cost of investing in the Fund’s Admiral Shares with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you were to invest $10,000 in the Fund’s shares. This example assumes that the shares provide a return of 5% each year and that total annual fund operating expenses remain as stated in the preceding table. You would incur these hypothetical expenses whether or not you were to redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:1 Year3 Years5 Years10 Years$9$29$51$115© 2025 The Vanguard Group, Inc. All rights reserved.Vanguard Marketing Corporation, Distributor.PS 5028A 022025Vanguard Total World Stock Index FundSupplement to the Prospectus and Summary Prospectus Dated February 27, 2024As approved by the Fund’s Board of Trustees, Vanguard Total World Stock Index Fund (the Fund) has reduced its expense ratio. Effective February 3, 2025, the Annual Fund Operating Expenses table and the hypothetical expenses example for the Fund are hereby deleted and replaced with the following:Prospectus and Summary Prospectus Text Changes for Vanguard Total World Stock Index FundAnnual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)Management Fees0.0612b-1 Distribution FeeNoneOther Expenses0.01Total Annual Fund Operating Expenses0.071The expense information shown in the table has been restated to reflect current fees.ExampleThe following example is intended to help you compare the cost of investing in the Fund’s Institutional Shares with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you were to invest $10,000 in the Fund’s shares. This example assumes that the shares provide a return of 5% each year and that total annual fund operating expenses remain as stated in the preceding table. You would incur these hypothetical expenses whether or not you were to redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:1 Year3 Years5 Years10 Years$7$23$40$90© 2025 The Vanguard Group, Inc. All rights reserved.Vanguard Marketing Corporation, Distributor.PSI 826A 022025Vanguard FTSE All-World ex-US Small-Cap Index FundSupplement to the Prospectus and Summary Prospectus Dated February 27, 2024As approved by the Fund’s Board of Trustees, Vanguard FTSE All-World ex-US Small-Cap Index Fund (the Fund) has reduced its expense ratio. Effective February 3, 2025, the Annual Fund Operating Expenses table and the hypothetical expenses example for the Fund are hereby deleted and replaced with the following:Prospectus and Summary Prospectus Text Changes for Vanguard FTSE All-World ex-US Small-Cap Index FundAnnual Fund Operating Expenses
		(Expenses that you pay each year as a percentage of the value of your investment)Management Fees0.0912b-1 Distribution FeeNoneOther Expenses0.01Total Annual Fund Operating Expenses0.101The expense information shown in the table has been restated to reflect current fees.ExampleThe following example is intended to help you compare the cost of investing in the Fund’s Institutional Shares with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you were to invest $10,000 in the Fund’s shares. This example assumes that the shares provide a return of 5% each year and that total annual fund operating expenses remain as stated in the preceding table. You would incur these hypothetical expenses whether or not you were to redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:1 Year3 Years5 Years10 Years$10$32$56$128© 2025 The Vanguard Group, Inc. All rights reserved.Vanguard Marketing Corporation, Distributor.PSI 884A 022025
ETF | Vanguard European Stock Index Fund
Risk Return Abstract	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	Prospectus and Summary Prospectus Text Changes for Vanguard FTSE Europe ETFAnnual Fund Operating Expenses
		(Expenses that you pay each year as a percentage of the value of your investment)Management Fees0.0512b-1 Distribution FeeNoneOther Expenses0.01Total Annual Fund Operating Expenses0.061The expense information shown in the table has been restated to reflect current fees.ExampleThe following example is intended to help you compare the cost of investing in the Fund’s ETF Shares with the cost of investing in other funds. It illustrates the hypothetical expenses that you would incur over various periods if you were to invest $10,000 in the Fund’s shares. This example assumes that the shares provide a return of 5% each year and that total annual fund operating expenses remain as stated in the preceding table. You would incur these hypothetical expenses whether or not you were to sell your shares at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:1 Year3 Years5 Years10 Years$6$19$34$77This example does not include the brokerage commissions that you may pay to buy and sell ETF Shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses <br/>(Expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following example is intended to help you compare the cost of investing in the Fund’s ETF Shares with the cost of investing in other funds. It illustrates the hypothetical expenses that you would incur over various periods if you were to invest $10,000 in the Fund’s shares. This example assumes that the shares provide a return of 5% each year and that total annual fund operating expenses remain as stated in the preceding table. You would incur these hypothetical expenses whether or not you were to sell your shares at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	This example does not include the brokerage commissions that you may pay to buy and sell ETF Shares of the Fund.
ETF | Vanguard European Stock Index Fund | ETF Shares
Risk Return Abstract	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.05%
12b-1 Distribution Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.06%	[1]
1 Year	rr_ExpenseExampleYear01	$ 6
3 Years	rr_ExpenseExampleYear03	19
5 Years	rr_ExpenseExampleYear05	34
10 Years	rr_ExpenseExampleYear10	$ 77
ETF | Vanguard Pacific Stock Index Fund
Risk Return Abstract	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	Prospectus and Summary Prospectus Text Changes for Vanguard FTSE Pacific ETFAnnual Fund Operating Expenses
		(Expenses that you pay each year as a percentage of the value of your investment)Management Fees0.0512b-1 Distribution FeeNoneOther Expenses0.02Total Annual Fund Operating Expenses0.071The expense information shown in the table has been restated to reflect current fees.ExampleThe following example is intended to help you compare the cost of investing in the Fund’s ETF Shares with the cost of investing in other funds. It illustrates the hypothetical expenses that you would incur over various periods if you were to invest $10,000 in the Fund’s shares. This example assumes that the shares provide a return of 5% each year and that total annual fund operating expenses remain as stated in the preceding table. You would incur these hypothetical expenses whether or not you were to sell your shares at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:1 Year3 Years5 Years10 Years$7$23$40$90This example does not include the brokerage commissions that you may pay to buy and sell ETF Shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses <br/>(Expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following example is intended to help you compare the cost of investing in the Fund’s ETF Shares with the cost of investing in other funds. It illustrates the hypothetical expenses that you would incur over various periods if you were to invest $10,000 in the Fund’s shares. This example assumes that the shares provide a return of 5% each year and that total annual fund operating expenses remain as stated in the preceding table. You would incur these hypothetical expenses whether or not you were to sell your shares at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	This example does not include the brokerage commissions that you may pay to buy and sell ETF Shares of the Fund.
ETF | Vanguard Pacific Stock Index Fund | ETF Shares
Risk Return Abstract	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.05%
12b-1 Distribution Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.02%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.07%	[2]
1 Year	rr_ExpenseExampleYear01	$ 7
3 Years	rr_ExpenseExampleYear03	23
5 Years	rr_ExpenseExampleYear05	40
10 Years	rr_ExpenseExampleYear10	$ 90
ETF | Vanguard Emerging Markets Stock Index Fund
Risk Return Abstract	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	Prospectus and Summary Prospectus Text Changes for Vanguard FTSE Emerging Markets ETFAnnual Fund Operating Expenses
		(Expenses that you pay each year as a percentage of the value of your investment)Management Fees0.0412b-1 Distribution FeeNoneOther Expenses0.03Total Annual Fund Operating Expenses0.071The expense information shown in the table has been restated to reflect current fees.ExampleThe following example is intended to help you compare the cost of investing in the Fund’s ETF Shares with the cost of investing in other funds. It illustrates the hypothetical expenses that you would incur over various periods if you were to invest $10,000 in the Fund’s shares. This example assumes that the shares provide a return of 5% each year and that total annual fund operating expenses remain as stated in the preceding table. You would incur these hypothetical expenses whether or not you were to sell your shares at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:1 Year3 Years5 Years10 Years$7$23$40$90This example does not include the brokerage commissions that you may pay to buy and sell ETF Shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses <br/>(Expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following example is intended to help you compare the cost of investing in the Fund’s ETF Shares with the cost of investing in other funds. It illustrates the hypothetical expenses that you would incur over various periods if you were to invest $10,000 in the Fund’s shares. This example assumes that the shares provide a return of 5% each year and that total annual fund operating expenses remain as stated in the preceding table. You would incur these hypothetical expenses whether or not you were to sell your shares at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	This example does not include the brokerage commissions that you may pay to buy and sell ETF Shares of the Fund.
ETF | Vanguard Emerging Markets Stock Index Fund | ETF Shares
Risk Return Abstract	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.04%
12b-1 Distribution Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.03%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.07%	[3]
1 Year	rr_ExpenseExampleYear01	$ 7
3 Years	rr_ExpenseExampleYear03	23
5 Years	rr_ExpenseExampleYear05	40
10 Years	rr_ExpenseExampleYear10	$ 90
ETF | Vanguard FTSE All-World ex-US Index Fund
Risk Return Abstract	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	Vanguard FTSE All-World ex-US ETFSupplement to the Prospectus and Summary Prospectus Dated February 27, 2024As approved by the Fund’s Board of Trustees, Vanguard FTSE All-World ex-US ETF (the Fund) has reduced its expense ratio. Effective February 3, 2025, the Annual Fund Operating Expenses table and the hypothetical expenses example for the Fund are hereby deleted and replaced with the following:Prospectus and Summary Prospectus Text Changes for Vanguard FTSE All-World ex-US ETFAnnual Fund Operating Expenses
		(Expenses that you pay each year as a percentage of the value of your investment)Management Fees0.0212b-1 Distribution FeeNoneOther Expenses0.02Total Annual Fund Operating Expenses0.041The expense information shown in the table has been restated to reflect current fees.ExampleThe following example is intended to help you compare the cost of investing in the Fund’s ETF Shares with the cost of investing in other funds. It illustrates the hypothetical expenses that you would incur over various periods if you were to invest $10,000 in the Fund’s shares. This example assumes that the shares provide a return of 5% each year and that total annual fund operating expenses remain as stated in the preceding table. You would incur these hypothetical expenses whether or not you were to sell your shares at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:1 Year3 Years5 Years10 Years$4$13$23$51© 2025 The Vanguard Group, Inc. All rights reserved.Vanguard Marketing Corporation, Distributor.PS 991A 022025
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses <br/>(Expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following example is intended to help you compare the cost of investing in the Fund’s ETF Shares with the cost of investing in other funds. It illustrates the hypothetical expenses that you would incur over various periods if you were to invest $10,000 in the Fund’s shares. This example assumes that the shares provide a return of 5% each year and that total annual fund operating expenses remain as stated in the preceding table. You would incur these hypothetical expenses whether or not you were to sell your shares at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
ETF | Vanguard FTSE All-World ex-US Index Fund | ETF Shares
Risk Return Abstract	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.02%
12b-1 Distribution Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.02%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.04%	[4]
1 Year	rr_ExpenseExampleYear01	$ 4
3 Years	rr_ExpenseExampleYear03	13
5 Years	rr_ExpenseExampleYear05	23
10 Years	rr_ExpenseExampleYear10	$ 51
ETF | Vanguard Total World Stock Index Fund
Risk Return Abstract	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	Vanguard Total World Stock ETFSupplement to the Prospectus and Summary Prospectus Dated February 27, 2024As approved by the Fund’s Board of Trustees, Vanguard Total World Stock ETF (the Fund) has reduced its expense ratio. Effective February 3, 2025, the Annual Fund Operating Expenses table and the hypothetical expenses example for the Fund are hereby deleted and replaced with the following:Prospectus and Summary Prospectus Text Changes for Vanguard Total World Stock ETFAnnual Fund Operating Expenses
		(Expenses that you pay each year as a percentage of the value of your investment)Management Fees0.0512b-1 Distribution FeeNoneOther Expenses0.01Total Annual Fund Operating Expenses0.061The expense information shown in the table has been restated to reflect current fees.ExampleThe following example is intended to help you compare the cost of investing in the Fund’s ETF Shares with the cost of investing in other funds. It illustrates the hypothetical expenses that you would incur over various periods if you were to invest $10,000 in the Fund’s shares. This example assumes that the shares provide a return of 5% each year and that total annual fund operating expenses remain as stated in the preceding table. You would incur these hypothetical expenses whether or not you were to sell your shares at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:1 Year3 Years5 Years10 Years$6$19$34$77This example does not include the brokerage commissions that you may pay to buy and sell ETF Shares of the Fund.© 2025 The Vanguard Group, Inc. All rights reserved.Vanguard Marketing Corporation, Distributor.PS 3141A 022025
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses <br/>(Expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following example is intended to help you compare the cost of investing in the Fund’s ETF Shares with the cost of investing in other funds. It illustrates the hypothetical expenses that you would incur over various periods if you were to invest $10,000 in the Fund’s shares. This example assumes that the shares provide a return of 5% each year and that total annual fund operating expenses remain as stated in the preceding table. You would incur these hypothetical expenses whether or not you were to sell your shares at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	This example does not include the brokerage commissions that you may pay to buy and sell ETF Shares of the Fund.
ETF | Vanguard Total World Stock Index Fund | ETF Shares
Risk Return Abstract	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.05%
12b-1 Distribution Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.06%	[5]
1 Year	rr_ExpenseExampleYear01	$ 6
3 Years	rr_ExpenseExampleYear03	19
5 Years	rr_ExpenseExampleYear05	34
10 Years	rr_ExpenseExampleYear10	$ 77
Institutional | Vanguard European Stock Index Fund
Risk Return Abstract	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	Prospectus and Summary Prospectus Text Changes for Vanguard European Stock Index FundAnnual Fund Operating Expenses
		(Expenses that you pay each year as a percentage of the value of your investment)Institutional SharesInstitutional Plus SharesManagement Fees0.050.04%12b-1 Distribution FeeNoneNoneOther Expenses0.010.01%Total Annual Fund Operating Expenses0.060.05%1The expense information shown in the table has been restated to reflect current fees.ExamplesThe following examples are intended to help you compare the cost of investing in the Fund’s Institutional Shares or Institutional Plus Shares with the cost of investing in other mutual funds. They illustrate the hypothetical expenses that you would incur over various periods if you were to invest $10,000 in the Fund’s shares. These examples assume that the shares provide a return of 5% each year and that total annual fund operating expenses remain as stated in the preceding table. You would incur these hypothetical expenses whether or not you were to redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:1 Year3 Years5 Years10 YearsInstitutional Shares$6$19$34$77Institutional Plus Shares$5$16$28$64
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses <br/>(Expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	rr_ExpenseExampleHeading	Examples
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following examples are intended to help you compare the cost of investing in the Fund’s Institutional Shares or Institutional Plus Shares with the cost of investing in other mutual funds. They illustrate the hypothetical expenses that you would incur over various periods if you were to invest $10,000 in the Fund’s shares. These examples assume that the shares provide a return of 5% each year and that total annual fund operating expenses remain as stated in the preceding table. You would incur these hypothetical expenses whether or not you were to redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Institutional | Vanguard European Stock Index Fund | Institutional Shares
Risk Return Abstract	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.05%
12b-1 Distribution Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.06%	[6]
1 Year	rr_ExpenseExampleYear01	$ 6
3 Years	rr_ExpenseExampleYear03	19
5 Years	rr_ExpenseExampleYear05	34
10 Years	rr_ExpenseExampleYear10	$ 77
Institutional | Vanguard European Stock Index Fund | Institutional Plus Shares
Risk Return Abstract	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.04%
12b-1 Distribution Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.05%	[6]
1 Year	rr_ExpenseExampleYear01	$ 5
3 Years	rr_ExpenseExampleYear03	16
5 Years	rr_ExpenseExampleYear05	28
10 Years	rr_ExpenseExampleYear10	$ 64
Institutional | Vanguard Pacific Stock Index Fund
Risk Return Abstract	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	Prospectus and Summary Prospectus Text Changes for Vanguard Pacific Stock Index FundAnnual Fund Operating Expenses
		(Expenses that you pay each year as a percentage of the value of your investment)Management Fees0.0512b-1 Distribution FeeNoneOther Expenses0.02Total Annual Fund Operating Expenses0.071The expense information shown in the table has been restated to reflect current fees.ExampleThe following example is intended to help you compare the cost of investing in the Fund’s Institutional Shares with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you were to invest $10,000 in the Fund’s shares. This example assumes that the shares provide a return of 5% each year and that total annual fund operating expenses remain as stated in the preceding table. You would incur these hypothetical expenses whether or not you were to redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:1 Year3 Years5 Years10 Years$7$23$40$90
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses <br/>(Expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following example is intended to help you compare the cost of investing in the Fund’s Institutional Shares with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you were to invest $10,000 in the Fund’s shares. This example assumes that the shares provide a return of 5% each year and that total annual fund operating expenses remain as stated in the preceding table. You would incur these hypothetical expenses whether or not you were to redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Institutional | Vanguard Pacific Stock Index Fund | Institutional Shares
Risk Return Abstract	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.05%
12b-1 Distribution Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.02%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.07%	[7]
1 Year	rr_ExpenseExampleYear01	$ 7
3 Years	rr_ExpenseExampleYear03	23
5 Years	rr_ExpenseExampleYear05	40
10 Years	rr_ExpenseExampleYear10	$ 90
Institutional | Vanguard Emerging Markets Stock Index Fund
Risk Return Abstract	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	Prospectus and Summary Prospectus Text Changes for Vanguard Emerging Markets Stock Index FundAnnual Fund Operating Expenses
		(Expenses that you pay each year as a percentage of the value of your investment)Institutional SharesInstitutional Plus SharesManagement Fees0.060.04%12b-1 Distribution FeeNoneNoneOther Expenses0.030.03%Total Annual Fund Operating Expenses0.090.07%1The expense information shown in the table has been restated to reflect current fees.ExamplesThe following examples are intended to help you compare the cost of investing in the Fund’s Institutional Shares or Institutional Plus Shares with the cost of investing in other mutual funds. They illustrate the hypothetical expenses that you would incur over various periods if you were to invest $10,000 in the Fund’s shares. These examples assume that the shares provide a return of 5% each year and that total annual fund operating expenses remain as stated in the preceding table. You would incur these hypothetical expenses whether or not you were to redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:1 Year3 Years5 Years10 YearsInstitutional Shares$9$29$51$115Institutional Plus Shares$7$23$40$90
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses <br/>(Expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	rr_ExpenseExampleHeading	Examples
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following examples are intended to help you compare the cost of investing in the Fund’s Institutional Shares or Institutional Plus Shares with the cost of investing in other mutual funds. They illustrate the hypothetical expenses that you would incur over various periods if you were to invest $10,000 in the Fund’s shares. These examples assume that the shares provide a return of 5% each year and that total annual fund operating expenses remain as stated in the preceding table. You would incur these hypothetical expenses whether or not you were to redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Institutional | Vanguard Emerging Markets Stock Index Fund | Institutional Shares
Risk Return Abstract	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.06%
12b-1 Distribution Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.03%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.09%	[8]
1 Year	rr_ExpenseExampleYear01	$ 9
3 Years	rr_ExpenseExampleYear03	29
5 Years	rr_ExpenseExampleYear05	51
10 Years	rr_ExpenseExampleYear10	$ 115
Institutional | Vanguard Emerging Markets Stock Index Fund | Institutional Plus Shares
Risk Return Abstract	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.04%
12b-1 Distribution Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.03%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.07%	[8]
1 Year	rr_ExpenseExampleYear01	$ 7
3 Years	rr_ExpenseExampleYear03	23
5 Years	rr_ExpenseExampleYear05	40
10 Years	rr_ExpenseExampleYear10	$ 90
Institutional | Vanguard FTSE All-World ex-US Index Fund
Risk Return Abstract	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	Vanguard FTSE All-World ex-US Index FundSupplement to the Prospectus and Summary Prospectus Dated February 27, 2024As approved by the Fund’s Board of Trustees, Vanguard FTSE All-World ex-US Index Fund (the Fund) has reduced its expense ratios. Effective February 3, 2025, the Annual Fund Operating Expenses table and the hypothetical expenses examples for the Fund are hereby deleted and replaced with the following:Prospectus and Summary Prospectus Text Changes for Vanguard FTSE All-World ex-US Index FundAnnual Fund Operating Expenses
		(Expenses that you pay each year as a percentage of the value of your investment)Institutional SharesInstitutional Plus SharesManagement Fees0.040.02%12b-1 Distribution FeeNoneNoneOther Expenses0.010.01%Total Annual Fund Operating Expenses0.050.03%1The expense information shown in the table has been restated to reflect current fees.ExamplesThe following examples are intended to help you compare the cost of investing in the Fund’s Institutional Shares or Institutional Plus Shares with the cost of investing in other mutual funds. They illustrate the hypothetical expenses that you would incur over various periods if you were to invest $10,000 in the Fund’s shares. These examples assume that the shares provide a return of 5% each year and that total annual fund operating expenses remain as stated in the preceding table. You would incur these hypothetical expenses whether or not you were to redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:1 Year3 Years5 Years10 YearsInstitutional Shares$5$16$28$64Institutional Plus Shares$3$10$17$39© 2025 The Vanguard Group, Inc. All rights reserved.Vanguard Marketing Corporation, Distributor.PSI 881A 022025
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses <br/>(Expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	rr_ExpenseExampleHeading	Examples
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following examples are intended to help you compare the cost of investing in the Fund’s Institutional Shares or Institutional Plus Shares with the cost of investing in other mutual funds. They illustrate the hypothetical expenses that you would incur over various periods if you were to invest $10,000 in the Fund’s shares. These examples assume that the shares provide a return of 5% each year and that total annual fund operating expenses remain as stated in the preceding table. You would incur these hypothetical expenses whether or not you were to redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Institutional | Vanguard FTSE All-World ex-US Index Fund | Institutional Shares
Risk Return Abstract	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.04%
12b-1 Distribution Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.05%	[9]
1 Year	rr_ExpenseExampleYear01	$ 5
3 Years	rr_ExpenseExampleYear03	16
5 Years	rr_ExpenseExampleYear05	28
10 Years	rr_ExpenseExampleYear10	$ 64
Institutional | Vanguard FTSE All-World ex-US Index Fund | Institutional Plus Shares
Risk Return Abstract	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.02%
12b-1 Distribution Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.03%	[9]
1 Year	rr_ExpenseExampleYear01	$ 3
3 Years	rr_ExpenseExampleYear03	10
5 Years	rr_ExpenseExampleYear05	17
10 Years	rr_ExpenseExampleYear10	$ 39
Institutional | Vanguard Total World Stock Index Fund
Risk Return Abstract	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	Vanguard Total World Stock Index FundSupplement to the Prospectus and Summary Prospectus Dated February 27, 2024As approved by the Fund’s Board of Trustees, Vanguard Total World Stock Index Fund (the Fund) has reduced its expense ratio. Effective February 3, 2025, the Annual Fund Operating Expenses table and the hypothetical expenses example for the Fund are hereby deleted and replaced with the following:Prospectus and Summary Prospectus Text Changes for Vanguard Total World Stock Index FundAnnual Fund Operating Expenses
		(Expenses that you pay each year as a percentage of the value of your investment)Management Fees0.0612b-1 Distribution FeeNoneOther Expenses0.01Total Annual Fund Operating Expenses0.071The expense information shown in the table has been restated to reflect current fees.ExampleThe following example is intended to help you compare the cost of investing in the Fund’s Institutional Shares with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you were to invest $10,000 in the Fund’s shares. This example assumes that the shares provide a return of 5% each year and that total annual fund operating expenses remain as stated in the preceding table. You would incur these hypothetical expenses whether or not you were to redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:1 Year3 Years5 Years10 Years$7$23$40$90© 2025 The Vanguard Group, Inc. All rights reserved.Vanguard Marketing Corporation, Distributor.PSI 826A 022025
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses <br/>(Expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following example is intended to help you compare the cost of investing in the Fund’s Institutional Shares with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you were to invest $10,000 in the Fund’s shares. This example assumes that the shares provide a return of 5% each year and that total annual fund operating expenses remain as stated in the preceding table. You would incur these hypothetical expenses whether or not you were to redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Institutional | Vanguard Total World Stock Index Fund | Institutional Shares
Risk Return Abstract	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.06%
12b-1 Distribution Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.07%	[10]
1 Year	rr_ExpenseExampleYear01	$ 7
3 Years	rr_ExpenseExampleYear03	23
5 Years	rr_ExpenseExampleYear05	40
10 Years	rr_ExpenseExampleYear10	$ 90
Institutional | Vanguard FTSE All-World ex-US Small-Cap Index Fund
Risk Return Abstract	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	Vanguard FTSE All-World ex-US Small-Cap Index FundSupplement to the Prospectus and Summary Prospectus Dated February 27, 2024As approved by the Fund’s Board of Trustees, Vanguard FTSE All-World ex-US Small-Cap Index Fund (the Fund) has reduced its expense ratio. Effective February 3, 2025, the Annual Fund Operating Expenses table and the hypothetical expenses example for the Fund are hereby deleted and replaced with the following:Prospectus and Summary Prospectus Text Changes for Vanguard FTSE All-World ex-US Small-Cap Index FundAnnual Fund Operating Expenses
		(Expenses that you pay each year as a percentage of the value of your investment)Management Fees0.0912b-1 Distribution FeeNoneOther Expenses0.01Total Annual Fund Operating Expenses0.101The expense information shown in the table has been restated to reflect current fees.ExampleThe following example is intended to help you compare the cost of investing in the Fund’s Institutional Shares with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you were to invest $10,000 in the Fund’s shares. This example assumes that the shares provide a return of 5% each year and that total annual fund operating expenses remain as stated in the preceding table. You would incur these hypothetical expenses whether or not you were to redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:1 Year3 Years5 Years10 Years$10$32$56$128© 2025 The Vanguard Group, Inc. All rights reserved.Vanguard Marketing Corporation, Distributor.PSI 884A 022025
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses <br/>(Expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following example is intended to help you compare the cost of investing in the Fund’s Institutional Shares with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you were to invest $10,000 in the Fund’s shares. This example assumes that the shares provide a return of 5% each year and that total annual fund operating expenses remain as stated in the preceding table. You would incur these hypothetical expenses whether or not you were to redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Institutional | Vanguard FTSE All-World ex-US Small-Cap Index Fund | Institutional Shares
Risk Return Abstract	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.09%
12b-1 Distribution Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.10%	[11]
1 Year	rr_ExpenseExampleYear01	$ 10
3 Years	rr_ExpenseExampleYear03	32
5 Years	rr_ExpenseExampleYear05	56
10 Years	rr_ExpenseExampleYear10	$ 128
Admiral | Vanguard European Stock Index Fund
Risk Return Abstract	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	Prospectus and Summary Prospectus Text Changes for Vanguard European Stock Index FundAnnual Fund Operating Expenses
		(Expenses that you pay each year as a percentage of the value of your investment)Management Fees0.0712b-1 Distribution FeeNoneOther Expenses0.01Total Annual Fund Operating Expenses0.081The expense information shown in the table has been restated to reflect current fees.ExampleThe following example is intended to help you compare the cost of investing in the Fund’s Admiral Shares with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you were to invest $10,000 in the Fund’s shares. This example assumes that the shares provide a return of 5% each year and that total annual fund operating expenses remain as stated in the preceding table. You would incur these hypothetical expenses whether or not you were to to redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:1 Year3 Years5 Years10 Years$8$26$45$103
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses <br/>(Expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following example is intended to help you compare the cost of investing in the Fund’s Admiral Shares with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you were to invest $10,000 in the Fund’s shares. This example assumes that the shares provide a return of 5% each year and that total annual fund operating expenses remain as stated in the preceding table. You would incur these hypothetical expenses whether or not you were to to redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Admiral | Vanguard European Stock Index Fund | Admiral Shares
Risk Return Abstract	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.07%
12b-1 Distribution Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.08%	[12]
1 Year	rr_ExpenseExampleYear01	$ 8
3 Years	rr_ExpenseExampleYear03	26
5 Years	rr_ExpenseExampleYear05	45
10 Years	rr_ExpenseExampleYear10	$ 103
Admiral | Vanguard Pacific Stock Index Fund
Risk Return Abstract	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	Prospectus and Summary Prospectus Text Changes for Vanguard Pacific Stock Index FundAnnual Fund Operating Expenses
		(Expenses that you pay each year as a percentage of the value of your investment)Management Fees0.0812b-1 Distribution FeeNoneOther Expenses0.01Total Annual Fund Operating Expenses0.091The expense information shown in the table has been restated to reflect current fees.ExampleThe following example is intended to help you compare the cost of investing in the Fund’s Admiral Shares with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you were to invest $10,000 in the Fund’s shares. This example assumes that the shares provide a return of 5% each year and that total annual fund operating expenses remain as stated in the preceding table. You would incur these hypothetical expenses whether or not you were to to redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:1 Year3 Years5 Years10 Years$9$29$51$115
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses <br/>(Expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following example is intended to help you compare the cost of investing in the Fund’s Admiral Shares with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you were to invest $10,000 in the Fund’s shares. This example assumes that the shares provide a return of 5% each year and that total annual fund operating expenses remain as stated in the preceding table. You would incur these hypothetical expenses whether or not you were to to redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Admiral | Vanguard Pacific Stock Index Fund | Admiral Shares
Risk Return Abstract	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.08%
12b-1 Distribution Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.09%	[13]
1 Year	rr_ExpenseExampleYear01	$ 9
3 Years	rr_ExpenseExampleYear03	29
5 Years	rr_ExpenseExampleYear05	51
10 Years	rr_ExpenseExampleYear10	$ 115
Admiral | Vanguard Emerging Markets Stock Index Fund
Risk Return Abstract	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	Prospectus and Summary Prospectus Text Changes for Vanguard Vanguard Emerging Markets Stock Index FundAnnual Fund Operating Expenses
		(Expenses that you pay each year as a percentage of the value of your investment)Management Fees0.1012b-1 Distribution FeeNoneOther Expenses0.03Total Annual Fund Operating Expenses0.131The expense information shown in the table has been restated to reflect current fees.ExampleThe following example is intended to help you compare the cost of investing in the Fund’s Admiral Shares with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you were to invest $10,000 in the Fund’s shares. This example assumes that the shares provide a return of 5% each year and that total annual fund operating expenses remain as stated in the preceding table. You would incur these hypothetical expenses whether or not you were to to redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:1 Year3 Years5 Years10 Years$13$42$73$166
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses <br/>(Expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following example is intended to help you compare the cost of investing in the Fund’s Admiral Shares with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you were to invest $10,000 in the Fund’s shares. This example assumes that the shares provide a return of 5% each year and that total annual fund operating expenses remain as stated in the preceding table. You would incur these hypothetical expenses whether or not you were to to redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Admiral | Vanguard Emerging Markets Stock Index Fund | Admiral Shares
Risk Return Abstract	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.10%
12b-1 Distribution Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.03%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.13%	[14]
1 Year	rr_ExpenseExampleYear01	$ 13
3 Years	rr_ExpenseExampleYear03	42
5 Years	rr_ExpenseExampleYear05	73
10 Years	rr_ExpenseExampleYear10	$ 166
Admiral | Vanguard FTSE All-World ex-US Index Fund
Risk Return Abstract	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	Vanguard FTSE All-World ex-US Index FundSupplement to the Prospectus and Summary Prospectus Dated February 27, 2024As approved by the Fund’s Board of Trustees, Vanguard FTSE All-World ex-US Index Fund (the Fund) has reduced its expense ratio. Effective February 3, 2025, the Annual Fund Operating Expenses table and the hypothetical expenses example for the Fund are hereby deleted and replaced with the following:Prospectus and Summary Prospectus Text Changes for Vanguard FTSE All-World ex-US Index FundAnnual Fund Operating Expenses
		(Expenses that you pay each year as a percentage of the value of your investment)Management Fees0.0612b-1 Distribution FeeNoneOther Expenses0.02Total Annual Fund Operating Expenses0.081The expense information shown in the table has been restated to reflect current fees.ExampleThe following example is intended to help you compare the cost of investing in the Fund’s Admiral Shares with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you were to invest $10,000 in the Fund’s shares. This example assumes that the shares provide a return of 5% each year and that total annual fund operating expenses remain as stated in the preceding table. You would incur these hypothetical expenses whether or not you were to redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:1 Year3 Years5 Years10 Years$8$26$45$103© 2025 The Vanguard Group, Inc. All rights reserved.Vanguard Marketing Corporation, Distributor.PS 770A 022025
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses <br/>(Expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following example is intended to help you compare the cost of investing in the Fund’s Admiral Shares with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you were to invest $10,000 in the Fund’s shares. This example assumes that the shares provide a return of 5% each year and that total annual fund operating expenses remain as stated in the preceding table. You would incur these hypothetical expenses whether or not you were to redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Admiral | Vanguard FTSE All-World ex-US Index Fund | Admiral Shares
Risk Return Abstract	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.06%
12b-1 Distribution Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.02%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.08%	[15]
1 Year	rr_ExpenseExampleYear01	$ 8
3 Years	rr_ExpenseExampleYear03	26
5 Years	rr_ExpenseExampleYear05	45
10 Years	rr_ExpenseExampleYear10	$ 103
Admiral | Vanguard Total World Stock Index Fund
Risk Return Abstract	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	Vanguard Total World Stock Index FundSupplement to the Prospectus and Summary Prospectus Dated February 27, 2024As approved by the Fund’s Board of Trustees, Vanguard Total World Stock Index Fund (the Fund) has reduced its expense ratio. Effective February 3, 2025, the Annual Fund Operating Expenses table and the hypothetical expenses example for the Fund are hereby deleted and replaced with the following:Prospectus and Summary Prospectus Text Changes for Vanguard Total World Stock Index FundAnnual Fund Operating Expenses
		(Expenses that you pay each year as a percentage of the value of your investment)Management Fees0.0812b-1 Distribution FeeNoneOther Expenses0.01Total Annual Fund Operating Expenses0.091The expense information shown in the table has been restated to reflect current fees.ExampleThe following example is intended to help you compare the cost of investing in the Fund’s Admiral Shares with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you were to invest $10,000 in the Fund’s shares. This example assumes that the shares provide a return of 5% each year and that total annual fund operating expenses remain as stated in the preceding table. You would incur these hypothetical expenses whether or not you were to redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:1 Year3 Years5 Years10 Years$9$29$51$115© 2025 The Vanguard Group, Inc. All rights reserved.Vanguard Marketing Corporation, Distributor.PS 5028A 022025
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses <br/>(Expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following example is intended to help you compare the cost of investing in the Fund’s Admiral Shares with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you were to invest $10,000 in the Fund’s shares. This example assumes that the shares provide a return of 5% each year and that total annual fund operating expenses remain as stated in the preceding table. You would incur these hypothetical expenses whether or not you were to redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Admiral | Vanguard Total World Stock Index Fund | Admiral Shares
Risk Return Abstract	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.08%
12b-1 Distribution Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.09%	[16]
1 Year	rr_ExpenseExampleYear01	$ 9
3 Years	rr_ExpenseExampleYear03	29
5 Years	rr_ExpenseExampleYear05	51
10 Years	rr_ExpenseExampleYear10	$ 115

[1]	The expense information shown in the table has been restated to reflect current fees.
[2]	The expense information shown in the table has been restated to reflect current fees.
[3]	The expense information shown in the table has been restated to reflect current fees.
[4]	The expense information shown in the table has been restated to reflect current fees.
[5]	The expense information shown in the table has been restated to reflect current fees.
[6]	The expense information shown in the table has been restated to reflect current fees.
[7]	The expense information shown in the table has been restated to reflect current fees.
[8]	The expense information shown in the table has been restated to reflect current fees.
[9]	The expense information shown in the table has been restated to reflect current fees.
[10]	The expense information shown in the table has been restated to reflect current fees.
[11]	The expense information shown in the table has been restated to reflect current fees.
[12]	The expense information shown in the table has been restated to reflect current fees.
[13]	The expense information shown in the table has been restated to reflect current fees.
[14]	The expense information shown in the table has been restated to reflect current fees.
[15]	The expense information shown in the table has been restated to reflect current fees.
[16]	The expense information shown in the table has been restated to reflect current fees.